SCHEDULE OF INVESTMENTS

Delaware Ivy Large Cap Growth Fund (in thousands)	DECEMBER 31, 2021 (UNAUDITED)

COMMON STOCKS	Shares	Value

Communication Services

Interactive Home Entertainment – 2.6%
Electronic Arts, Inc.	1,277	$168,428

Interactive Media & Services – 10.0%
Alphabet, Inc., Class A(A)	127	366,531
Alphabet, Inc., Class C(A)	20	57,171
Facebook, Inc., Class A(A)	550	185,153
Pinterest, Inc., Class A(A)	1,242	45,151
		654,006
Total Communication Services - 12.6%		822,434

Consumer Discretionary

Automobile Manufacturers – 2.0%
Ferrari N.V.	507	131,185

Footwear – 1.0%
NIKE, Inc., Class B	393	65,445

Home Improvement Retail – 1.8%
Home Depot, Inc. (The)	278	115,216

Hotels, Resorts & Cruise Lines – 1.2%
Booking Holdings, Inc.(A)	33	78,400

Internet & Direct Marketing Retail – 6.5%
Amazon.com, Inc.(A)	127	423,728

Total Consumer Discretionary - 12.5%		813,974

Consumer Staples

Personal Products – 0.3%
Estee Lauder Co., Inc. (The), Class A	46	17,203

Soft Drinks – 2.3%
Coca-Cola Co. (The)	2,598	153,839

Total Consumer Staples - 2.6%		171,042

Financials

Financial Exchanges & Data – 3.5%
Intercontinental Exchange, Inc.	838	114,671
S&P Global, Inc.	248	117,012
		231,683

Total Financials - 3.5%		231,683

Health Care

Health Care Equipment – 1.4%
Intuitive Surgical, Inc.(A)	259	93,112

Health Care Supplies – 1.9%
Cooper Cos., Inc. (The)	294	123,175

Health Care Technology – 2.3%
Cerner Corp.	1,610	149,489

Life Sciences Tools & Services – 1.2%
Danaher Corp.	247	81,147

Managed Health Care – 3.4%
UnitedHealth Group, Inc.	438	220,107

Pharmaceuticals – 1.4%
Zoetis, Inc.	360	87,764

Total Health Care - 11.6%		754,794

Industrials

Industrial Machinery – 1.2%
Stanley Black & Decker, Inc.	410	77,418

Railroads – 1.0%
Union Pacific Corp.	253	63,799

Research & Consulting Services – 5.4%
CoStar Group, Inc.(A)	2,187	172,855
TransUnion	975	115,620
Verisk Analytics, Inc., Class A	282	64,587
		353,062

Trucking – 1.6%
J.B. Hunt Transport Services, Inc.	531	108,541

Total Industrials - 9.2%		602,820

Information Technology

Application Software – 6.6%
Adobe, Inc.(A)	221	125,496
Autodesk, Inc.(A)	161	45,139
Intuit, Inc.	238	153,091
salesforce.com, Inc.(A)	433	110,133
		433,859

Communications Equipment – 4.0%
Motorola Solutions, Inc.	971	263,751

Data Processing & Outsourced Services – 7.7%
Broadridge Financial Solutions, Inc.	642	117,291
PayPal, Inc.(A)	622	117,346
Visa, Inc., Class A	1,243	269,440
		504,077

Internet Services & Infrastructure – 3.8%
VeriSign, Inc.(A)	965	244,879

Semiconductors – 4.3%
NVIDIA Corp.	960	282,260

Systems Software – 12.2%
Microsoft Corp.	2,358	793,008

Technology Hardware, Storage & Peripherals – 8.9%
Apple, Inc.	3,254	577,859

Total Information Technology - 47.5%		3,099,693

TOTAL COMMON STOCKS – 99.5%		$6,496,440
(Cost: $2,469,943)

SHORT-TERM SECURITIES

Money Market Funds(B) - 0.5%
State Street Institutional U.S. Government Money Market Fund - Premier Class, 0.030%	29,867	29,867

TOTAL SHORT-TERM SECURITIES – 0.5%		$29,867
(Cost: $29,867)

TOTAL INVESTMENT SECURITIES – 100.0%		$6,526,307
(Cost: $2,499,810)

LIABILITIES, NET OF CASH AND OTHER ASSETS – 0.0%		(3,132)

NET ASSETS – 100.0%		$6,523,175

Notes to Schedule of Investments

(A)No dividends were paid during the preceding 12 months.

(B)Rate shown is the annualized 7-day yield at December 31, 2021.

Each Fund’s investments are reported at fair value. Fair value is defined as the price that each Fund would receive upon selling an asset or would pay upon satisfying a liability in an orderly transaction between market participants at the measurement date.

Accounting standards establish a framework for measuring fair value and a three-level hierarchy for fair value measurements based upon the transparency of inputs to the valuation of an asset or liability. Inputs may be observable or unobservable and refer broadly to the assumptions that market participants would use in pricing the asset or liability. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect the reporting entity’s own assumptions about the factors that market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Reoccurring fair value measurements of Level 3 securities shall include a reconciliation of the beginning to ending balances for reported fair market values. A fair value hierarchy and Level 3 reconciliation, if applicable, have been included in the Notes to Schedule of Investments for each respective Fund.

An individual investment’s fair value measurement is assigned a level based upon the observability of the inputs which are significant to the overall valuation. The three-tier hierarchy of inputs is summarized as follows:

• Level 1 - Observable inputs such as quoted prices, available in active markets, for identical assets or liabilities.

• Level 2 - Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 - Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair market value of investments.

The following table is a summary of the valuation of the Fund’s investments by the fair value hierarchy levels as of December 31, 2021:

	Level 1	Level 2	Level 3

Assets
Investments in Securities
Common Stocks	$6,496,440	$—	$—
Short-Term Securities	29,867	—	—

Total	$6,526,307	$—	$—

For Federal income tax purposes, cost of investments owned at

December 31, 2021 and the related unrealized appreciation

(depreciation) were as follows:

Cost	$2,499,810

Gross unrealized appreciation	4,067,522
Gross unrealized depreciation	(41,025)

Net unrealized appreciation	$4,026,497